Debt (Tables)	12 Months Ended
Dec. 31, 2022
Borrowings [abstract]
Summary of Information About Contractual Terms of Interest-bearing Loans and Borrowings

This note provides information about the contractual terms of the Group’s interest-bearing loans and borrowings, which are measured at amortized cost.

	CURRENCY	NOMINAL INTEREST RATE	YEAR OF MATURITY	2021 FACE VALUE	2021 CARRYING AMOUNT	2021 FAIR VALUE	2022 FACE VALUE	2022 CARRYING AMOUNT	2022 FAIR VALUE
Unsecured Loan	USD	2.00%	2024	$18,000	$14,242	$14,557	$18,000	$15,508	$14,629
2021 Senior Secured Loans	USD	8.00%	2024	300,000	286,815	283,893	300,000	296,553	275,925
2022 Convertible Notes	USD	6.00%	2027	—	—	—	56,500	54,418	49,476
Instrument Financing Loans	EUR	1.70-2.60%	2022-2023	263	263	263	76	76	76

Summary of Instrument Financing Loans are Used to Finance Cost of Installing Instruments

Instrument financing loans are used to finance the cost of installing instruments at customer locations where the Group retains title of the instruments.

Balance at January 1, 2021	$286,972
Changes from financing cash flows
Proceeds from borrowings, net of issuance costs
2020 Senior Secured Loan	34,125
Incremental term loan	39,000
2021 Senior Secured Loan	288,513
Instrument Financing Loans	192
Repayments of borrowings
2020 Senior Secured Loan	(100,000)
Incremental term loan	(40,000)
Instrument Financing Loans	(552)
Total changes from financing cash flows	221,278
Other changes
Reclassification of Unsecured Loan amounts to grant liability in accordance with IAS 20	(3,758)
Warrants
2021 Senior Secured Loan	(5,136)
Conversion to equity
Convertible Notes	(61,980)
2021 Convertible Notes	(125,652)
Loss on extinguishment of debt
2020 Senior Secured Loan	3,170
Incremental term loan	1,000
Change in fair value
2021 Convertible Notes	(52,267)
Amortization of debt discount
2020 Senior Secured Loan	366
Convertible Notes	2,866
2021 Convertible Notes	31,075
2021 Senior Secured Loan	3,438
Foreign exchange impact
Instrument Financing Loans	(52)
Total other changes	(206,930)
Balance at December 31, 2021	301,320
Less: Debt due within one year	(191)
$301,129
Changes from financing cash flows
Proceeds from borrowings, net of issuance costs
2022 Convertible Notes	$54,010
Repayments of borrowings
Instrument Financing Loans	(174)
Total changes from financing cash flows	53,836
Amortization of debt discount
Unsecured Loan	1,266
2021 Senior Secured Loan	8,454
2022 Convertible Notes	408
Amortization of debt discount arising from debt modifications
2021 Senior Secured Loan	1,284
Foreign exchange impact
Instrument Financing Loans	(13)
Total other changes	11,399
Balance at December 31, 2022	366,555
Less: Debt due within one year	(76)
$366,479